LONG-TERM DEBT (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Aug. 04, 2011 Credit Facilities	Mar. 31, 2012 Guaranteed senior unsecured notes	Apr. 07, 2010 Guaranteed senior unsecured notes Y
Debt instrument
Amount available under credit facilities after amendment					$ 1,200,000,000
Amount repaid of the credit facility during the period			90,000,000	50,000,000
Amount drawn down on the credit facility			230,000,000	320,000,000
Long-term debt interest costs	11,500,000	10,000,000
Interest expense capitalized to construction in progress	200,000
Outstanding notes						$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes (in years)							9.84
Guaranteed senior unsecured notes, weighted average yield (as a percent)							6.59%